Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of income tax provision for continuing operations
The income tax provision for continuing operations consisted of the following for the years ended December 31:

In millions	2016	2015	2014
Current:
Federal	$2,803	$3,065	$2,581
State	511	555	495
	3,314	3,620	3,076
Deferred:
Federal	5	(180)	(43)
State	(2)	(54)	—
	3	(234)	(43)
Total	$3,317	$3,386	$3,033

Reconciliation of the statutory income tax rate to the Company's effective income tax rate for continuing operations
The following table is a reconciliation of the statutory income tax rate to the Company’s effective income tax rate for continuing operations for the years ended December 31:

	2016	2015	2014
Statutory income tax rate	35.0%	35.0%	35.0%
State income taxes, net of federal tax benefit	4.1	4.0	4.3
Other	(0.7)	0.3	0.2
Effective income tax rate	38.4%	39.3%	39.5%

Summary of the significant components of the Company's deferred tax assets and liabilities
The following table is a summary of the components of the Company’s deferred tax assets and liabilities as of December 31:

In millions	2016	2015
Deferred tax assets:
Lease and rents	$375	$378
Inventory	57	99
Employee benefits	400	359
Allowance for doubtful accounts	301	279
Retirement benefits	65	105
Net operating loss and capital loss carryforwards	125	115
Deferred income	144	83
Other	336	498
Valuation allowance	(135)	(115)
Total deferred tax assets	1,668	1,801
Deferred tax liabilities:
Depreciation and amortization	(5,882)	(6,018)
Total deferred tax liabilities	(5,882)	(6,018)
Net deferred tax liabilities	$(4,214)	$(4,217)

Reconciliation of the beginning and ending amount of unrecognized tax benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

In millions	2016	2015	2014
Beginning balance	$338	$188	$117
Additions based on tax positions related to the current year	68	57	32
Additions based on tax positions related to prior years	70	122	70
Reductions for tax positions of prior years	(100)	(11)	(15)
Expiration of statutes of limitation	(22)	(13)	(15)
Settlements	(47)	(5)	(1)
Ending balance	$307	$338	$188